2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the results of Advanced Cannabis Solutions, Inc. (“ACS’) and its two wholly owned subsidiary companies, ACS Colorado Corp. and Advanced Cannabis Solutions Corporation, from the dates of their incorporation and for Promap Corporation from August 14, 2013 onwards. All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated financial statements include the results of 1) the parent company, Advanced Cannabis Solutions Corporation, formed in the state of Colorado on June 5, 2013, 2) Advanced Cannabis Solutions Corporation’s wholly owned subsidiary company, ACS Corp., formed in the state of Colorado on June 6, 2013, and 3) ACS Corp.’s wholly owned subsidiary company, ACS Colorado Corp., formed in the state of Colorado on October 21, 2013.  All intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally  accepted  accounting  principles for interim  financial  information  and with the  instructions  to Form  10-Q and Article 8 of  Regulation  S-X.  Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements and should be read in conjunction with the audited consolidated financial statements and related footnotes included in the Company’s Annual Report on Form 10-K for the Inception to Date period ended December 31, 2013 (the “2013 Annual Report”), as amended, filed with the Commission on April 29, 2014. It is management’s opinion, however, that all material adjustments (consisting of normal recurring adjustments), have been made which are necessary for a fair financial statements presentation. The financial statements include all adjustments (consisting of normal recurring accruals) necessary to make the financial statements not misleading as required by Regulation S-X, Rule 10-01. Operating results for the three months ended March 31, 2014 are not necessarily indicative of the results of operations for the year ended December 31, 2014.

Basis of Presentation

The accompanying financial statements have been prepared, under accounting principles generally accepted in the United States, assuming that the Company will continue as a going concern that contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, the ability of the Company to continue as a going concern on a longer-term basis will be dependent upon the ability to generate sufficient cash flow from operations to meet its obligations on a timely basis, the ability to successfully raise additional financing, and the ability to ultimately attain profitability.

Development Stage Company

Development Stage Operations

The Company is a development stage company in accordance with Financial Accounting Standards Codification (“ASC”) 915 "Development Stage Entities".  Among  the  disclosures  required  as  a development  stage company are that our financial  statements  are identified as those of a development  stage  company,  and that the  statements of operations, changes in stockholders'  equity and cash flows  disclose  activity  since the date of our Inception (June 5, 2013) as a development stage company.

Development Stage Company

The Company is a development stage company in accordance with Financial Accounting Standards Codification (“ASC”) 915 "Development Stage Entities".  Among  the  disclosures  required  as  a development  stage company are that the Company's financial  statements  are identified as those of a development  stage  company,  and that the  statements of operations, stockholders'  deficit and cash flows  disclose  activity  since the date of our Inception (June 5, 2013) as a development stage company.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and the related notes at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents. All cash is maintained with major financial institutions in the United States.  Deposits may exceed the amount of insurance provided on such deposits.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less as cash equivalents.  These deposits are insured up to $250,000 by the FDIC.  None of our bank accounts, as of December 31, 2013, exceeded this threshold and therefore were all covered by FDIC insurance.

Accounts receivable

Accounts Receivable

The Company reviews accounts receivable periodically for collectability and establishes an allowance for doubtful accounts and records bad debt expense when deemed necessary. Accounts receivable are primarily contract-based billings to tenants. No provision for doubt accounts had been made at March 31, 2014.

Accounts receivable The Company reviews accounts receivables periodically for collectability and establishes an allowance for doubtful accounts and records bad debt expense when deemed necessary.
Other Receivables

Other Receivables

The Company recognizes tenant rentals on a straight-line basis over the reasonably assured lease term. The Company's tenant rental agreements provide for scheduled monthly rentals to vary during the lease term. Tenant rentals that have been earned on straight line basis over the reasonably assured lease term but which have not been invoiced as yet under the terms of the tenant lease are recognized as other receivables. Tenant rental income that has been earned on a straight line basis but that will not be invoiced to tenants under the terms of the tenant rental agreement within twelve months of the balance sheet date have been classified in long term assets as other receivables.  Tenant rental income earned but not invoiced at March 31, 2014 totaled $19,765.

Property and equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated under straight line methods over each item's estimated useful life.

We review our property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

Maintenance and repairs of property and equipment are charged to operations as incurred. Major improvements are capitalized. Upon retirement, sale or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts and any gain or loss is included in operations.

Property and equipment

Property and equipment are recorded at cost and depreciated under accelerated or straight line methods over each item's estimated useful life.

We review our property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of such assets may not be recoverable.

Maintenance and repairs of property and equipment are charged to operations. Major improvements are capitalized. Upon retirement, sale or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts and any gain or loss is included in operations.

Other Assets - Deferred Financing Costs

Other Assets – Deferred Financing Costs

Costs with respect to the issue of common stock, warrants, stock options or debt instruments by the Company are initially deferred and ultimately offset against the proceeds from such equity transactions or amortized as debt discount over the term of any debt funding if successful or expensed if the proposed equity or debt transaction is unsuccessful.

As of March 31, 2014 we had recognized $115,000 of deferred financing costs. On January 10, 2014 the Company paid $15,000 to Full Circle Capital Corporation as a deposit for deal related expenses related to future financing transactions. On January 21, 2014 as part of the $500,000 proceeds from the warrant being issued to Full Circle Capital Corporation, $100,000 was retained by Full Circle Capital Corporation out of the total consideration of $500,000 to cover legal and deal related expenses of future financing transactions.

Long-Lived Assets

Long-Lived Assets

In accordance with ASC 350, the Company regularly reviews the carrying value of intangible and other long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. If impairment testing indicates a lack of recoverability, an impairment loss is recognized by the Company if the carrying amount of a long-lived asset exceeds its fair value.

Long-Lived Assets

In accordance with ASC 350, the Company regularly reviews the carrying value of intangible and other long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. If impairment testing indicates a lack of recoverability, an impairment loss is recognized by the Company if the carrying amount of a long-lived asset exceeds its fair value.

Common stock purchase warrants

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants in accordance with ASC Topic 815, “Accounting for Derivative Instruments and Hedging Activities”.  As is consistent with its accounting for stock compensation and embedded derivative instruments, the Company’s cost for warrants is estimated at the grant date based on each warrant’s fair-value as calculated by the Black-Scholes option-pricing model value method for valuing the impact of the expense associated with these warrants.

Revenue recognition

Revenue recognition

Revenue is recognized on an accrual basis as earned under contract terms. Specifically, revenue from leasing operations is recognized based upon the payment terms within lease contracts, and collectability is reasonably assured.

The Company recognizes tenant rentals on a straight-line basis over the reasonably assured lease term. The Company's tenant rental agreements provide for scheduled rent scheduled monthly rentals to vary during the lease term. Tenant rentals that have been earned on straight line basis over the reasonably assured lease term but which have not been invoiced as yet under the terms of the tenant lease are recognized as other receivables. Tenant rental income that has been earned on a straight line basis but that will not be invoiced to tenants under the terms of the tenant rental agreement  within twelve months of the balance sheet date have been classified in long term assets as other receivables

Revenue recognition

The Company will recognize revenue in accordance with ASC. 605, “Revenue Recognition”. ASC-605 requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company will defer any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Advertising Costs	Advertising costs Advertising costs are expensed as incurred. No advertising costs were incurred during the three month period ended March 31, 2014.	Advertising costs Advertising costs are expensed as incurred. No advertising costs were incurred during the period of inception through December 31, 2013.
Income tax

Income tax

The Company accounts for income taxes pursuant to ASC 740. Under ASC 740 deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Income tax

The Company accounts for income taxes pursuant to ASC 740. Under ASC 740 deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income is defined as all changes in stockholders' equity (deficit), exclusive of transactions with owners, such as capital investments. Comprehensive income includes net income or loss, changes in certain assets and liabilities that are reported directly in equity such as translation adjustments on investments in foreign subsidiaries and unrealized gains (losses) on available-for-sale securities. From our Inception there have been no differences between our comprehensive loss and net loss.

Comprehensive Income (Loss)

Comprehensive income is defined as all changes in stockholders' equity (deficit), exclusive of transactions with owners, such as capital investments. Comprehensive income includes net income or loss, changes in certain assets and liabilities that are reported directly in equity such as translation adjustments on investments in foreign subsidiaries and unrealized gains (losses) on available-for-sale securities. From our Inception there have been no differences between our comprehensive loss and net loss.

Net income (loss) per share

Net income (loss) per share

The net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common outstanding in accordance with FASB ASC 260, “Earnings Per Share.”  Dilutive earnings or loss per share is computed using the weighted average common shares and diluted potential common shares outstanding. Warrants and common stock issuable upon the conversion of the Company's convertible notes payable have not included in the computation as the effect would be anti-dilutive and would decrease the loss per share at the Company has incurred losses in all periods since Inception.

Net income (loss) per share

The net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares of common outstanding. Warrants, stock options, and common stock issuable upon the conversion of the Company's preferred stock (if any), are not included in the computation if the effect would be anti-dilutive and would increase the earnings or decrease loss per share.

Fair Value Measurements

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), provides a comprehensive framework for measuring fair value and expands disclosures which are required about fair value measurements.  Specifically, ASC 820 sets forth a definition of fair value and establishes a hierarchy prioritizing the inputs to valuation techniques, giving the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable value inputs.  ASC 820 defines the hierarchy as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date. The types of assets and liabilities included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as equities listed on the New York Stock Exchange.

Level 2 – Pricing inputs are other than quoted prices in active markets, but are either directly or indirectly observable as of the reported date.  The types of assets and liabilities in Level 2 are typically either comparable to actively traded securities or contracts, or priced with models using highly observable inputs.

Level 3 – Significant inputs to pricing that are unobservable as of the reporting date.  The types of assets and liabilities included in Level 3 are those with inputs requiring significant management judgment or estimation, such as complex and subjective models and forecasts used to determine the fair value of financial transmission rights.

Our financial instruments consist of cash, accounts receivable, other receivables, prepaid expenses, deferred financing costs, accounts payables and accrued expenses, notes payable and tenant deposits. The carrying values of these financial instruments approximate their fair value due to their short maturities.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), provides a comprehensive framework for measuring fair value and expands disclosures which are required about fair value measurements.  Specifically, ASC 820 sets forth a definition of fair value and establishes a hierarchy prioritizing the inputs to valuation techniques, giving the highest priority to quoted prices in active markets for identical assets and liabilities and the lowest priority to unobservable value inputs.  ASC 820 defines the hierarchy as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reported date. The types of assets and liabilities included in Level 1 are highly liquid and actively traded instruments with quoted prices, such as equities listed on the New York Stock Exchange.

Level 2 – Pricing inputs are other than quoted prices in active markets, but are either directly or indirectly observable as of the reported date.  The types of assets and liabilities in Level 2 are typically either comparable to actively traded securities or contracts, or priced with models using highly observable inputs.

Level 3 – Significant inputs to pricing that are unobservable as of the reporting date.  The types of assets and liabilities included in Level 3 are those with inputs requiring significant management judgment or estimation, such as complex and subjective models and forecasts used to determine the fair value of financial instruments.

Our financial instruments consist of prepaid expenses, accounts payable and accrued liabilities and convertible notes payable and approximate their fair value because of the short-term maturities of these instruments or bear market rates of interest.

Business Segments

Business Segments

Following the sale of its oil and gas mapping operations effective December 31, 2013, during the quarter ended March 31, 2014, the Company operated one reportable business segment – its real estate leasing business.

Business Segments

During 2013, the Company operated two reportable business segments – a petroleum mapping business and a real estate leasing business.  On December 31, 2013 the petroleum mapping business was transferred to an unaffiliated shareholder in return for the assumption of liabilities of the business.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

We have reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial statements.

Recently Issued Accounting Standards

We have reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on our financial condition or the results of our operations.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the 2014 presentation. The reclassifications had no effect on net loss, total assets, or total stockholders’ equity.